NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of net revenues	Net revenues are as follows:

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Cars and spare parts	4,341,482	3,573,119	2,835,170
Sponsorship, commercial and brand	478,499	430,579	390,002
Engines	155,342	189,432	150,655
Other	119,931	77,764	83,963
Total net revenues	5,095,254	4,270,894	3,459,790